Accounts Receivable, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable, net
Schedule of accounts receivable

	September 30,	December 31,
	2024	2023
Gross accounts receivables	$2,299,300	$2,887,317
Distribution service fees	(114,073)	(398,968)
Chargebacks accrual	(2,946)	(2,462)
Cash discount allowances	(26,066)	(24,639)
Allowance for credit losses	(207,602)	(235,097)
Total accounts receivable, net	$1,948,613	$2,226,151

	December 31,	December 31,
	2023	2022
Gross accounts receivables	$2,887,317	$2,757,839
Distribution service fees	(398,968)	(339,094)
Chargebacks accrual	(2,462)	(1,960)
Cash discount allowances	(24,639)	(99,671)
Allowance for doubtful accounts	(235,097)	(206,868)
Total accounts receivable, net	$2,226,151	$2,110,246